CVC - DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
DEBT
DEBT
The following table provides details of the Company's outstanding credit facility debt:

			March 31, 2018		December 31, 2017
	Maturity Date	Interest Rate	Principal Amount	Carrying Amount (a)	Principal Amount	Carrying Amount (a)
CSC Holdings Restricted Group:
Revolving Credit Facility (b)	$20,000 on October 9, 2020, remaining balance on November 30, 2021	—%	$—	$—	$450,000	$425,488
Term Loan Facility	July 17, 2025	4.04%	2,977,500	2,960,859	2,985,000	2,967,818
Incremental Term Loan Facility	January 25, 2026	4.28%	1,500,000	1,481,825	—	—
Cequel:
Revolving Credit Facility (c)	$65,000 on November 30, 2021, and remaining balance on April 5, 2023	—	—	—	—	—
Term Loan Facility	July 28, 2025	4.13%	1,255,513	1,247,318	1,258,675	1,250,217
			$5,733,013	5,690,002	$4,693,675	4,643,523
Less: Current portion				53,900		42,650
Long-term debt				$5,636,102		$4,600,873

(a)	The carrying amount is net of the unamortized deferred financing costs and/or discounts/premiums.

(b)
At March 31, 2018, $115,973 of the revolving credit facility was restricted for certain letters of credit issued on behalf of the Company and $2,184,027 of the facility was undrawn and available, subject to covenant limitations.

(c)
At March 31, 2018, $13,500 of the revolving credit facility was restricted for certain letters of credit issued on behalf of the Company and $336,500 of the facility was undrawn and available, subject to covenant limitations.

In January 2018, CSC Holdings borrowed $150,000 under its revolving credit facility and entered into a new $1,500,000 incremental term loan facility (the "Incremental Term Loan") under its existing CVC Credit Facilities Agreement. The Incremental Term Loan was priced at 99.5% and will mature on January 25, 2026. The Incremental Term Loan is comprised of eurodollar borrowings or alternate base rate borrowings, and bears interest at a rate per annum equal to the adjusted LIBO rate or the alternate base rate, as applicable, plus the applicable margin, where the applicable margin is (i) with respect to any alternate base rate loan, 1.50% per annum and (ii) with respect to any eurodollar loan, 2.50% per annum.
The Company made a voluntary repayment of $600,000 under the CSC Holdings revolving credit facility in January 2018.
On March 22, 2018, Altice US Finance I Corporation, an indirect wholly-owned subsidiary of the Company, entered into a Fourth Amendment to Cequel Credit Agreement (Extension Amendment), by and among the borrower, the Revolving Consent Lenders (as defined in the Fourth Amendment) and JPMorgan Chase Bank, N.A., as administrative agent for the lenders (the “Fourth Amendment”).  The Fourth Amendment amends and supplements the Borrower’s credit agreement, dated as of June 12, 2015, as amended by the first amendment (refinancing amendment), dated as of October 25, 2016, the second amendment (extension amendment), dated as of December 9, 2016, and the third amendment (incremental loan assumption agreement and refinancing amendment), dated as of March 15, 2017, (as so amended and as may be further amended, restated, modified or supplemented from time to time and as further amended by the Fourth Amendment among, inter alios, the borrower, the lenders party thereto and the administrative agent.
The Fourth Amendment extends the maturity date of the revolving loans and/or commitments of the Revolving Consent Lenders to April 5, 2023. The Fourth Amendment and the extended maturity date will not apply to the revolving loans and/or commitments of revolving lenders under the Cequel Credit Agreement that are not Revolving Consent Lenders.
As of March 31, 2018, the Company was in compliance with all of its financial covenants under the CSC Holdings Credit Facilities Agreement and the Cequel Credit Facilities Agreement.
Senior Guaranteed Notes, Senior Secured Notes and Senior Notes and Debentures
The following table summarizes the Company's senior guaranteed notes, senior secured notes and senior notes and debentures:

						March 31, 2018		December 31, 2017
Date Issued	Maturity Date	Interest Rate				Principal Amount	Carrying Amount (a)	Principal Amount	Carrying Amount (a)
CSC Holdings Senior Notes:
February 6, 1998	February 15, 2018	7.875%	(b)	(f)	(o)	$—	$—	$300,000	$301,184
July 21, 1998	July 15, 2018	7.625%	(b)	(f)		500,000	504,213	500,000	507,744
February 12, 2009	February 15, 2019	8.625%	(c)	(f)		526,000	537,930	526,000	541,165
November 15, 2011	November 15, 2021	6.750%	(c)	(f)		1,000,000	962,332	1,000,000	960,146
May 23, 2014	June 1, 2024	5.250%	(c)	(f)		750,000	663,291	750,000	660,601
October 9, 2015	January 15, 2023	10.125%	(e)			1,800,000	1,778,745	1,800,000	1,777,914
October 9, 2015	October 15, 2025	10.875%	(e)	(l)		1,684,221	1,661,516	1,684,221	1,661,135
CSC Holdings Senior Guaranteed Notes:
October 9, 2015	October 15, 2025	6.625%	(e)			1,000,000	987,037	1,000,000	986,717
September 23, 2016	April 15, 2027	5.500%	(g)			1,310,000	1,304,581	1,310,000	1,304,468
January 29, 2018	February 1, 2028	5.375%	(n)			1,000,000	991,665	—	—
Cablevision Senior Notes (k):
April 15, 2010	April 15, 2018	7.750%	(c)	(f)	(o)	—	—	750,000	754,035
April 15, 2010	April 15, 2020	8.000%	(c)	(f)		500,000	492,795	500,000	492,009
September 27, 2012	September 15, 2022	5.875%	(c)	(f)		649,024	575,348	649,024	572,071
Cequel and Cequel Capital Senior Notes (l):
Oct. 25, 2012 Dec. 28, 2012	September 15, 2020	6.375%	(d)	(m)		1,050,000	1,029,364	1,050,000	1,027,493
May 16, 2013 Sept. 9, 2014	December 15, 2021	5.125%	(d)			1,250,000	1,144,929	1,250,000	1,138,870
June 12, 2015	July 15, 2025	7.750%	(i)			620,000	604,755	620,000	604,374
Altice US Finance I Corporation Senior Secured Notes (l):
June 12, 2015	July 15, 2023	5.375%	(h)			1,100,000	1,083,159	1,100,000	1,082,482
April 26, 2016	May 15, 2026	5.500%	(j)			1,500,000	1,488,306	1,500,000	1,488,024
						$16,239,245	15,809,966	$16,289,245	15,860,432
Less: current portion							1,042,143		507,744
Long-term debt							$14,767,823		$15,352,688

(a)	The carrying amount is net of the unamortized deferred financing costs and/or discounts/premiums.

(b)	The debentures are not redeemable by CSC Holdings prior to maturity.

(c)	Notes are redeemable at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.

(d)	The Company may redeem some or more of all the notes at the redemption price set forth in the relevant indenture, plus accrued and unpaid interest.

(e)
The Company may redeem some or all of the 2023 Notes at any time on or after January 15, 2019, and some or all of the 2025 Notes and 2025 Guaranteed Notes at any time on or after October 15, 2020, at the redemption prices set forth in the relevant indenture, plus accrued and unpaid interest, if any.  The Company may also redeem up to 40% of each series of the Cablevision Acquisition Notes using the proceeds of certain equity offerings before October 15, 2018, at a redemption price equal to 110.125% for the 2023 Notes, 110.875% for the 2025 Notes and 106.625% for the 2025 Guaranteed Notes, in each case plus accrued and unpaid interest. In addition, at any time prior to January 15, 2019, CSC Holdings may redeem some or all of the 2023 Notes, and at any time prior to October 15, 2020, the Company may redeem some or all of the 2025 Notes and the 2025 Guaranteed Notes, at a price equal to 100% of the principal amount thereof, plus a “make whole” premium specified in the relevant indenture plus accrued and unpaid interest.

(f)	The carrying value of the notes was adjusted to reflect their fair value on the Cablevision Acquisition Date (aggregate reduction of $52,788).

(g)
The 2027 Guaranteed Notes are redeemable at any time on or after April 15, 2022 at the redemption prices set forth in the indenture, plus accrued and unpaid interest, if any.  In addition, up to 40% may be redeemed for each series of the 2027 Guaranteed Notes using the proceeds of certain equity offerings before October 15, 2019, at a redemption price equal to 105.500%, plus accrued and unpaid interest.

(h)
Some or all of these notes may be redeemed at any time on or after July 15, 2018, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before July 15, 2018, at a redemption price equal to 105.375%.

(i)
Some or all of these notes may be redeemed at any time on or after July 15, 2020, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before July 15, 2018, at a redemption price equal to 107.750%.

(j)
Some or all of these notes may be redeemed at any time on or after May 15, 2021, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before May 15, 2019, at a redemption price equal to 105.500%.

(k)
The issuers of these notes have no ability to service interest or principal on the notes, other than through any dividends or distributions received from CSC Holdings. CSC Holdings is restricted, in certain circumstances, from paying dividends or distributions to the issuers by the terms of the CVC Credit Facilities Agreement.

(l)
The issuers of these notes have no ability to service interest or principal on the notes, other than through any contributions/distributions from Cequel Communications, LLC (an indirect subsidiary of Cequel and the parent of Altice US Finance I). Cequel Communications, LLC is restricted in certain circumstances, from paying dividends or distributions to the issuers by the terms of the Cequel Credit Facilities Agreement.

(m)	These notes were repaid in April 2018 with the proceeds from the issuance of new senior notes (see Note 17).

(n)
The 2028 Guaranteed Notes are redeemable at any time on or after February 1, 2023 at the redemption prices set forth in the indenture, plus accrued and unpaid interest, if any.  In addition, up to 40% of the original aggregate principal amount of the notes may be redeemed using the proceeds of certain equity offerings before February 1, 2021, at a redemption price equal to 105.375%, plus accrued and unpaid interest.

(o)	These notes were repaid in February 2018 with the proceeds from the 2028 Guaranteed Notes (defined below) and with the proceeds from the Incremental Term Loan.
In January 2018, CSC Holdings issued $1,000,000 aggregate principal amount of 5.375% senior guaranteed notes due February 1, 2028 (the "2028 Guaranteed Notes"). The 2028 Guaranteed Notes are senior unsecured obligations and rank pari passu in right of payment with all of the existing and future senior indebtedness, including the existing senior notes and the CVC Credit Facilities and rank senior in right of payment to all of existing and future subordinated indebtedness.
The proceeds from the 2028 Guaranteed Notes, together with proceeds from the Incremental Term Loan (discussed above), borrowings under the CVC revolving credit facility and cash on hand, were used in February 2018 to repay $300,000 principal amount of CSC Holdings' senior notes due in February 2018 and $750,000 principal amount of Cablevision senior notes due in April 2018 and will be used to fund a dividend of $1,500,000 to the Company's stockholders immediately prior to and in connection with the Distribution discussed in Note 1.
The indentures under which the senior notes and debentures were issued contain various covenants.  The Company was in compliance with all of its financial covenants under these indentures as of March 31, 2018.
Notes Payable to Affiliates and Related Parties
On June 21, 2016, in connection with the Cablevision Acquisition, the Company issued notes payable to affiliates and related parties aggregating $1,750,000, of which $875,000 bore interest at 10.75% and matured on December 20, 2023 and $875,000 bore interest at 11% and matured on December 20, 2024.
In connection with the Company's IPO in June 2017, the Company converted the notes payable to affiliates and related parties (together with accrued and unpaid interest of $529 and applicable premium of $513,723) into shares of the Company’s common stock at the IPO price. The premium was recorded as a loss on extinguishment of debt on the Company's statement of operations in the second quarter of 2017. In connection with the conversion of the notes, the Company recorded a credit to paid in capital of $2,264,252 in the second quarter of 2017.
For the three months ended March 31, 2017, the Company recognized $47,588 of interest expense related to these notes prior to their conversion.
Summary of Debt Maturities
The future maturities of debt payable by the Company under its various debt obligations outstanding as of March 31, 2018, including notes payable, collateralized indebtedness (see Note 10), and capital leases, are as follows:

Years Ending December 31,	Cablevision	Cequel	Total
2018	$581,298	$14,193	$595,491
2019	579,587	32,563	612,150
2020	547,517	1,062,715	1,610,232
2021	2,506,407	1,262,725	3,769,132
2022	695,806	12,730	708,536
Thereafter	11,812,663	4,416,240	16,228,903

DEBT
CSC Holdings Credit Facilities
In connection with the Cablevision Acquisition, in October 2015, Finco, a wholly-owned subsidiary of the Company, which merged with and into CSC Holdings on June 21, 2016, entered into a senior secured credit facility, which provides U.S. dollar term loans currently in an aggregate principal amount of $3,000,000 ($2,985,000 outstanding at December 31, 2017) (the “CVC Term Loan Facility”, and the term loans extended under the CVC Term Loan Facility, the “CVC Term Loans”) and U.S. dollar revolving loan commitments in an aggregate principal amount of $2,300,000 (the “CVC Revolving Credit Facility” and, together with the Term Loan Facility, the “CVC Credit Facilities”), which are governed by a credit facilities agreement entered into by, inter alios, CSC Holdings, certain lenders party thereto and JPMorgan Chase Bank, N.A. as administrative agent and security agent (as amended, restated, supplemented or otherwise modified on June 20, 2016, June 21, 2016, July 21, 2016, September 9, 2016, December 9, 2016 and March 15, 2017, respectively, and as further amended, restated, supplemented or otherwise modified from time to time, the “CVC Credit Facilities Agreement”).
The amendment to the CVC Credit Facilities Agreement entered into on September 9, 2016, extended the maturity date of the CVC Term Loan Facility to October 11, 2024. In October 2016, CSC Holdings used the net proceeds from the sale of $1,310,000 aggregate principal amount of 5.5% senior guaranteed notes due 2027 (the ‘‘2027 Guaranteed Notes’’) (after the deduction of fees and expenses) to prepay outstanding loans under the CSC Holdings Term Credit Facility that were not extended pursuant to this amendment. In connection with the prepayment of the Term Credit Facility, the Company wrote-off the deferred financing costs and the unamortized discount related to the existing term loan aggregating $102,894. Additionally, the Company recorded deferred financing costs and an original issue discount of $7,249 and $6,250, respectively, which are both being amortized to interest expense over the term of the Term Loan Facility.
The amendment to the CVC Credit Facilities Agreement entered into on March 15, 2017 (“Extension Amendment”) increased the Term Loan by $500,000 to $3,000,000 and the maturity date for this facility was extended to July 17, 2025. The closing of the Extension Amendment occurred in April 2017 and the proceeds were used to refinance the entire $2,493,750 principal amount of existing Term Loans and redeem $500,000 of the 8.625% Senior Notes due September 2017 issued by Cablevision. In connection with the Extension Amendment and the redemption of the senior notes, the Company recorded a loss on extinguishment of debt and write-off of deferred financing costs aggregating $18,976.
During the year ended December 31, 2017, CSC Holdings borrowed $1,350,000 under its revolving credit facility ($500,000 was used to make cash distributions to its stockholders) and made voluntary repayments aggregating $1,075,256 with cash on hand.
Under the Extension Amendment, the Company is required to make scheduled quarterly payments equal to 0.25% (or $7,500) of the principal amount of the Term Loan, beginning with the fiscal quarter ended September 30, 2017, with the remaining balance scheduled to be paid on July 17, 2025.
The CVC Credit Facilities permit CSC Holdings to request revolving loans, swing line loans or letters of credit from the revolving lenders, swingline lenders or issuing banks, as applicable, thereunder, from time to time prior to November 30, 2021, unless the commitments under the CVC Revolving Credit Facility have been previously terminated.
Loans comprising each eurodollar borrowing or alternate base rate borrowing, as applicable, bear interest at a rate per annum equal to the adjusted LIBO rate or the alternate base rate, as applicable, plus the applicable margin, where the applicable margin is:

•	in respect of the CVC Term Loans, (i) with respect to any alternate base rate loan, 1.25% per annum and (ii) with respect to any eurodollar loan, 2.25% per annum, and

•	in respect of the CVC Revolving Credit Facility loans (i) with respect to any alternate base rate loan, 2.25% per annum and (ii) with respect to any eurodollar loan, 3.25% per annum.
The CVC Credit Facilities Agreement requires the prepayment of outstanding CVC Term Loans, subject to certain exceptions and deductions, with (i) 100% of the net cash proceeds of certain asset sales, subject to reinvestment rights and certain other exceptions; and (ii) commencing with the fiscal year ending December 31, 2017, a pari ratable share (based on the outstanding principal amount of the Term Loans divided by the sum of the outstanding principal amount of all pari passu indebtedness and the Term Loans) of 50% of annual excess cash flow, which will be reduced to 0% if the consolidated net senior secured leverage ratio of CSC Holdings is less than or equal to 4.5 to 1.
The obligations under the CVC Credit Facilities are guaranteed by each restricted subsidiary of CSC Holdings (other than CSC TKR, LLC and its subsidiaries and certain excluded subsidiaries) (the “Initial Guarantors”) and, subject to certain limitations, will be guaranteed by each future material wholly-owned restricted subsidiary of CSC Holdings.  The obligations under the CVC Credit Facilities (including any guarantees thereof) are secured on a first priority basis, subject to any liens permitted by the Credit Facilities, by capital stock held by CSC Holdings or any guarantor in certain subsidiaries of CSC Holdings, subject to certain exclusions and limitations.
The CVC Credit Facilities Agreement includes certain negative covenants which, among other things and subject to certain significant exceptions and qualifications, limit CSC Holdings' ability and the ability of its restricted subsidiaries to: (i) incur or guarantee additional indebtedness, (ii) make investments, (iii) create liens, (iv) sell assets and subsidiary stock, (v) pay dividends or make other distributions or repurchase or redeem our capital stock or subordinated debt, (vi) engage in certain transactions with affiliates, (vii) enter into agreements that restrict the payment of dividends by subsidiaries or the repayment of intercompany loans and advances; and (viii) engage in mergers or consolidations. In addition, the CVC Revolving Credit Facility includes a financial maintenance covenant solely for the benefit of the lenders under the CVC Revolving Credit Facility consisting of a maximum consolidated net senior secured leverage ratio of CSC Holdings and its restricted subsidiaries of 5.0 to 1.0. The financial covenant will be tested on the last day of any fiscal quarter, but only if on such day there are outstanding borrowings under the CVC Revolving Credit Facility (including swingline loans but excluding any cash collateralized letters of credit and undrawn letters of credit not to exceed $15,000).
The CVC Credit Facilities Agreement also contains certain customary representations and warranties, affirmative covenants and events of default (including, among others, an event of default upon a change of control). If an event of default occurs, the lenders under the CVC Credit Facilities will be entitled to take various actions, including the acceleration of amounts due under the CVC Credit Facilities and all actions permitted to be taken by a secured creditor.
CSC Holdings was in compliance with all of its financial covenants under the CVC Credit Facilities as of December 31, 2017.
Cequel Credit Facilities
On June 12, 2015, Altice US Finance I Corporation, an indirect wholly-owned subsidiary of Cequel, entered into a senior secured credit facility which currently provides term loans in an aggregate principal amount of $1,265,000 ($1,258,675 outstanding at December 31, 2017) (the “Cequel Term Loan Facility” and the term loans extended under the Cequel Term Loan Facility, the “Cequel Term Loans”) and revolving loan commitments in an aggregate principal amount of $350,000 (the “Cequel Revolving Credit Facility” and, together with the Cequel Term Loan Facility, the “Cequel Credit Facilities”) which are governed by a credit facilities agreement entered into by, inter alios, Altice US Finance I Corporation, certain lenders party thereto and JPMorgan Chase Bank, N.A. (as amended, restated, supplemented or otherwise modified on October 25, 2016, December 9, 2016 and March 15, 2017, and as further amended, restated, supplemented or modified from time to time, the “Cequel Credit Facilities Agreement”).
The amendment to the Cequel Credit Facilities Agreement entered into on March 15, 2017 (“Cequel Extension Amendment”) increased the Term Loan by $450,000 to $1,265,000 and the maturity date for this facility was extended to July 28, 2025. The closing of the Extension Amendment occurred in April 2017 and the proceeds were used to refinance the entire $812,963 principal amount of loans under the Term Loan and redeem $450,000 of the 6.375% Senior Notes due September 15, 2020. In connection with the Cequel Extension Amendment and the redemption of the senior notes, the Company recorded a loss on extinguishment of debt and write-off of deferred financings costs aggregating $28,684.
Under the Cequel Extension Amendment, the Company is required to make scheduled quarterly payments equal to 0.25% (or $3,163) of the principal amount of the Cequel Term Loan, beginning with the fiscal quarter ended September 30, 2017, with the remaining balance scheduled to be paid on July 28, 2025.
Loans comprising each eurodollar borrowing or alternate base rate borrowing, as applicable, bear interest at a rate per annum equal to the adjusted LIBO rate or the alternate base rate, as applicable, plus the applicable margin, where the applicable margin is:

•	in respect of the Cequel Term Loans, (i) with respect to any alternate base rate loan, 1.25% per annum and (ii) with respect to any eurodollar loan, 2.25% per annum, and

•	in respect of Cequel Revolving Credit Facility loans (i) with respect to any alternate base rate loan, 2.25% per annum and (ii) with respect to any eurodollar loan, 3.25% per annum.
The Cequel Credit Facilities Agreement requires the prepayment of outstanding Term Loans, subject to certain exceptions and deductions, with (i) 100% of the net cash proceeds of certain asset sales, subject to reinvestment rights and certain other exceptions; and (ii) a pari ratable share (based on the outstanding principal amount of the Cequel Term Loans divided by the sum of the outstanding principal amount of all pari passu indebtedness and the Cequel Term Loans) of 50% of annual excess cash flow, which will be reduced to 0% if the consolidated net senior secured leverage ratio is less than or equal to 4.5:1.
The debt under the Cequel Credit Facility is secured by a first priority security interest in the capital stock of Cequel Communications, LLC and substantially all of the present and future assets of Cequel Communications, LLC and its restricted subsidiaries, and is guaranteed by Cequel Communications Holdings II, LLC, an indirect subsidiary of Cequel (the "Parent Guarantor"), as well as all of Cequel Communications, LLC's existing and future direct and indirect subsidiaries, subject to certain exceptions set forth in the Cequel Credit Facilities Agreement. The Cequel Credit Facilities Agreement contains customary representations, warranties and affirmative covenants. In addition, the Cequel Credit Facilities Agreement contains restrictive covenants that limit, among other things, the ability of Cequel Communications, LLC and its subsidiaries to incur indebtedness, create liens, engage in mergers, consolidations and other fundamental changes, make investments or loans, engage in transactions with affiliates, pay dividends, and make acquisitions and dispose of assets. The Cequel Credit Facilities Agreement also contains a maximum senior secured leverage maintenance covenant of 5.0 to 1.0. Additionally, the Cequel Credit Facilities Agreement contains customary events of default, including failure to make payments, breaches of covenants and representations, cross defaults to other indebtedness, unpaid judgments, changes of control and bankruptcy events. The lenders’ commitments to fund amounts under the revolving credit facility are subject to certain customary conditions.
As of December 31, 2017, Cequel was in compliance with all of its financial covenants under the Cequel Credit Facilities Agreement.
The following table provides details of the Company's outstanding credit facility debt:

				Carrying Amount (a)
	Maturity Date	Interest Rate	Principal	December 31, 2017	December 31, 2016
CSC Holdings Restricted Group:
Revolving Credit Facility (b)	$20,000 on October 9, 2020, remaining balance on November 30, 2021	4.75%	$450,000	$425,488	$145,013
Term Loan Facility	July 17, 2025	3.74%	2,985,000	2,967,818	2,486,874
Cequel:
Revolving Credit Facility (c)	November 30, 2021	—	—	—	—
Term Loan Facility	July 28, 2025	3.82%	1,258,675	1,250,217	812,903
			$4,693,675	4,643,523	3,444,790
Less: Current portion				42,650	33,150
Long-term debt				$4,600,873	$3,411,640

(a)	The carrying amount is net of the unamortized deferred financing costs and/or discounts.

(b)
At December 31, 2017, $115,973 of the revolving credit facility was restricted for certain letters of credit issued on behalf of the Company and $1,734,027 of the facility was undrawn and available, subject to covenant limitations.

(c)
At December 31, 2017, $13,500 of the revolving credit facility was restricted for certain letters of credit issued on behalf of the Company and $336,500 of the facility was undrawn and available, subject to covenant limitations.

Senior Guaranteed Notes, Senior Secured Notes, and Senior Notes and Debentures
The following table summarizes the Company's senior guaranteed notes, senior secured notes and senior notes and debentures:

			Interest Rate	Principal Amount	Carrying Amount (a)
Issuer	Date Issued	Maturity Date			December 31, 2017	December 31, 2016
Senior notes:
CSC Holdings (b)(f)(n)	February 6, 1998	February 15, 2018	7.875%	$300,000	$301,184	$310,334
CSC Holdings (b)(f)	July 21, 1998	July 15, 2018	7.625%	500,000	507,744	521,654
CSC Holdings (c)(f)	February 12, 2009	February 15, 2019	8.625%	526,000	541,165	553,804
CSC Holdings (c)(f)	November 15, 2011	November 15, 2021	6.750%	1,000,000	960,146	951,702
CSC Holdings (c)(f)	May 23, 2014	June 1, 2024	5.250%	750,000	660,601	650,193
CSC Holdings (e)	October 9, 2015	January 15, 2023	10.125%	1,800,000	1,777,914	1,774,750
CSC Holdings (e)(l)	October 9, 2015	October 15, 2025	10.875%	1,684,221	1,661,135	1,970,379
Senior guaranteed notes:
CSC Holdings (e)	October 9, 2015	October 15, 2025	6.625%	1,000,000	986,717	985,469
CSC Holdings (g)	September 23, 2016	April 15, 2027	5.500%	1,310,000	1,304,468	1,304,025
Senior notes:
Cablevision (k)(o)	September 23, 2009	September 15, 2017	8.625%	—	—	926,045
Cablevision (c)(f)(n)(o)	April 15, 2010	April 15, 2018	7.750%	750,000	754,035	767,545
Cablevision (c)(f)(o)	April 15, 2010	April 15, 2020	8.000%	500,000	492,009	488,992
Cablevision (c)(f)(o)	September 27, 2012	September 15, 2022	5.875%	649,024	572,071	559,500
Senior notes:
Cequel Communications Holdings I and Cequel Capital (d)(m)(p)	Oct. 25, 2012 Dec. 28, 2012	September 15, 2020	6.375%	1,050,000	1,027,493	1,457,439
Cequel Communications Holdings I and Cequel Capital (d)(p)	May 16, 2013 Sept. 9, 2014	December 15, 2021	5.125%	1,250,000	1,138,870	1,115,767
Cequel Communications Holdings I and Cequel Capital (i)(p)	June 12, 2015	July 15, 2025	7.750%	620,000	604,374	602,925
Senior secured notes:
Altice US Finance I Corporation (h)(p)	June 12, 2015	July 15, 2023	5.375%	1,100,000	1,082,482	1,079,869
Altice US Finance I Corporation (j)(p)	April 26, 2016	May 15, 2026	5.500%	1,500,000	1,488,024	1,486,933
				$16,289,245	15,860,432	17,507,325
Less: Current portion					507,744	926,045
Long-term debt					$15,352,688	$16,581,280

(a)	The carrying amount is net of the unamortized deferred financing costs and/or discounts/premiums.

(b)	The debentures are not redeemable by CSC Holdings prior to maturity.

(c)	Notes are redeemable at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.

(d)	The Company may redeem some or more of all the notes at the redemption price set forth in the relevant indenture, plus accrued and unpaid interest.

(e)
The Company may redeem some or all of the 2023 Notes at any time on or after January 15, 2019, and some or all of the 2025 Notes and 2025 Guaranteed Notes at any time on or after October 15, 2020, at the redemption prices set forth in the relevant indenture, plus accrued and unpaid interest, if any.  The Company may also redeem up to 40% of each series of the Cablevision Acquisition Notes using the proceeds of certain equity offerings before October 15, 2018, at a redemption price equal to 110.125% for the 2023 Notes, 110.875% for the 2025 Notes and 106.625% for the 2025 Guaranteed Notes, in each case plus accrued and unpaid interest. In addition, at any time prior to January 15, 2019, CSC Holdings may redeem some or all of the 2023 Notes, and at any time prior to October 15, 2020, the Company may redeem some or all of the 2025 Notes and the 2025 Guaranteed Notes, at a price equal to 100% of the principal amount thereof, plus a “make whole” premium specified in the relevant indenture plus accrued and unpaid interest.

(f)	The carrying value of the notes was adjusted to reflect their fair value on the Cablevision Acquisition Date (aggregate reduction of $52,788).

(g)
The 2027 Guaranteed Notes are redeemable at any time on or after April 15, 2022 at the redemption prices set forth in the indenture, plus accrued and unpaid interest, if any.  In addition, up to 40% may be redeemed for each series of the 2027 Guaranteed Notes using the proceeds of certain equity offerings before October 15, 2019, at a redemption price equal to 105.500%, plus accrued and unpaid interest.

(h)
Some or all of these notes may be redeemed at any time on or after July 15, 2018, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before July 15, 2018, at a redemption price equal to 105.375%.

(i)
Some or all of these notes may be redeemed at any time on or after July 15, 2020, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before July 15, 2018, at a redemption price equal to 107.750%.

(j)
Some or all of these notes may be redeemed at any time on or after May 15, 2021, plus accrued and unpaid interest, if any. Up to 40% of the notes may be redeemed using the proceeds of certain equity offerings before May 15, 2019, at a redemption price equal to 105.500%.

(k)
In April 2017, the Company redeemed $500,000 of the senior notes from proceeds from the CVC Term Loan facility. In September 2017, these senior notes matured and the Company repaid the remaining principal balance of $400,000.

(l)
In July 2017, the Company used approximately $350,120 of the proceeds from the IPO to fund the redemption of $315,779 principal amount of CSC Holdings senior notes due October 2025 and the related call premium of approximately $34,341which was recorded as a loss on extinguishment of debt. The Company also recorded a write-off of deferred financings costs in connection with this redemption aggregating $4,516.

(m)	In April 2017, the Company redeemed $450,000 of the senior notes from proceeds from the Cequel Term Loan facility.

(n)	As a result of the repayment of these notes in February 2018, discussed in Note 20, the carrying amount of these Notes has been classified as long-term indebtedness.

(o)
The issuers of these notes have no ability to service interest or principal on the notes, other than through any dividends or distributions received from CSC Holdings. CSC Holdings is restricted, in certain circumstances, from paying dividends or distributions to the issuers by the terms of the CVC Credit Facilities Agreement.

(p)
The issuers of these notes have no ability to service interest or principal on the notes, other than through any contributions/distributions from Cequel Communications, LLC (an indirect subsidiary of Cequel and the parent of Altice US Finance I). Cequel Communications, LLC is restricted in certain circumstances, from paying dividends or distributions to the issuers by the terms of the Cequel Credit Facilities Agreement.

The indentures under which the senior notes and debentures were issued contain various covenants.  The Company was in compliance with all of its financial covenants under these indentures as of December 31, 2017.
CSC Holdings 5.5% Senior Guaranteed Notes due 2027
In September 2016, CSC Holdings issued $1,310,000 aggregate principal amount of 5.50% senior guaranteed notes due April 15, 2027. The 2027 Guaranteed Notes are senior unsecured obligations and rank pari passu in right of payment with all of the existing and future senior indebtedness, including the existing senior notes and the Credit Facilities and rank senior in right of payment to all of existing and future subordinated indebtedness.
As discussed above , in October 2016, CSC Holdings used the proceeds from the issuance of the 2027 Guaranteed Notes (after the deduction of fees and expenses) to prepay the outstanding loans under the CVC Term Credit Facility that were not extended pursuant to the extension amendment on September 9,2016. In connection with the issuance of the 2027 Guaranteed Notes, the Company incurred deferred financing costs of approximately $5,575, which are being amortized to interest expense over the term of the 2027 Guaranteed Notes.
Cablevision Acquisition Notes
The $1,000,000 principal amount of the 2025 Guaranteed Notes bear interest at a rate of 6.625% per annum and were issued at a price of 100.00%. Interest on the 2025 Guaranteed Notes is payable semi-annually on January 15 and July 15, commencing on July 15, 2016. These 2025 Guaranteed Notes are guaranteed on a senior basis by the Initial Guarantors.
The $1,800,000 principal amount of the 2023 Notes and $2,000,000 principal amount of the 2025 Notes, bear interest at a rate of 10.125% and 10.875%, respectively, per annum and were issued at prices of 100.00%. Interest on the 2023 Notes and 2025 Notes is payable semi-annually on January 15 and July 15, which began on July 15, 2016.
Deferred financing costs of approximately $76,579 incurred in connection with the issuance of the Cablevision Acquisition Notes are being amortized to interest expense over the term of the Cablevision Acquisition Notes.
The indentures under which the Cablevision and CSC Holdings Senior Guaranteed Notes and Senior Notes and Debentures were issued contain certain covenants and agreements with respect to investment grade debt securities, including limitations on the ability of CSC Holdings and its restricted subsidiaries to (i) incur or guarantee additional indebtedness, (ii) make investments or other restricted payments, (iii) create liens, (iv) sell assets and subsidiary stock, (v) pay dividends or make other distributions or repurchase or redeem our capital stock or subordinated debt, (vi) engage in certain transactions with affiliates, (vii) enter into agreements that restrict the payment of dividends by subsidiaries or the repayment of intercompany loans and advances, and (viii) engage in mergers or consolidations, in each case subject to certain exceptions. The indentures also contain certain customary events of default. If an event of default occurs, the obligations under the Cablevision Acquisition Notes may be accelerated.
As of December 31, 2017, Cablevision and CSC Holdings were in compliance with all of its financial covenants under the indentures under which the senior notes and debentures and senior guaranteed notes were issued.
Cequel Senior Secured Notes
On June 12, 2015, Altice US Finance I Corporation, an indirect subsidiary of Altice N.V., issued $1,100,000 principal amount of senior secured notes (the ‘‘Cequel 2023 Senior Secured Notes’’), the proceeds from which were placed in escrow to finance a portion of the purchase price for the Cequel Acquisition. The Cequel 2023 Senior Secured Notes bear interest at a rate of 5.375% per annum and were issued at a price of 100.00%. Interest on the Cequel 2023 Senior Secured Notes is payable semi-annually on January 15 and July 15 of each year. Following the consummation of the Cequel Acquisition and related transactions the equity interests in Altice US Finance I Corporation were contributed through one or more intermediary steps to Suddenlink, and the Senior Secured Notes were guaranteed by Cequel Communications Holdings II LLC, Suddenlink and certain of the subsidiaries of Suddenlink and are secured by certain assets of Cequel Communications Holdings II LLC, Suddenlink and its subsidiaries.
On April 26, 2016, Altice US Finance I Corporation issued $1,500,000 aggregate principal amount of senior secured notes (the ‘‘Cequel 2026 Senior Secured Notes’’). The proceeds from the sale were used to repay the $1,477,200 remaining balance under the previous credit facility and to pay related fees and expenses. The Cequel 2026 Senior Secured Notes mature on May 15, 2026 and bear interest at a rate of 5.50% annually. Interest on the Cequel 2026 Senior Secured Notes is payable semi-annually on May 15 and November 15 of each year, commencing on November 15, 2016. Deferred financing costs recorded in connection with the issuance of these notes amounted to $13,773 and are being amortized over the term of the notes.
Cequel Senior Notes
On June 12, 2015, Altice US Finance II Corporation, an indirect subsidiary of Altice N.V., issued $300,000 principal amount of the Cequel 2025 Senior Notes, the proceeds from which were placed in escrow, to finance a portion of the purchase price for the Cequel Acquisition. The Cequel 2025 Senior Notes were issued by the Cequel 2025 Senior Notes Issuer, an indirect subsidiary of Altice N.V., bear interest at a rate of 7.75% per annum and were issued at a price of 100.00%. Interest on the Cequel 2025 Senior Notes is payable semi-annually on January 15 and July 15 of each year. Following the consummation of the Cequel Acquisition and related transactions, the Cequel 2025 Senior Notes Issuer merged into Cequel, the Cequel 2025 Senior Notes became the obligations of Cequel and Cequel Capital Corporation became the co-issuer of the Cequel 2025 Senior Notes.
On June 12, 2015, Altice US Finance S.A., an indirect subsidiary of Altice N.V. issued $320,000 principal amount of the 7.75% Senior Notes due 2025 (the ‘‘Holdco Notes’’), the proceeds from which were placed in escrow, to finance a portion of the purchase price for the Cequel Acquisition. The Holdco Notes bear interest at a rate of 7.75% per annum and were issued at a price of 98.275%. Interest on the Holdco Notes is payable semi-annually on January 15 and July 15 of each year. The Holdco Notes were automatically exchanged into an equal aggregate principal amount of Cequel 2025 Senior Notes at Cequel during the second quarter of 2016.
The Cequel Indentures contain certain covenants, agreements and events of default which are customary with respect to non-investment grade debt securities, including limitations on the Company’s ability to incur additional indebtedness, pay dividends on or make other distributions or repurchase the Company’s capital stock, make certain investments, enter into certain types of transactions with affiliates, create liens and sell certain assets or merge with or into other companies.
Notes Payable to Affiliates and Related Parties
On June 21, 2016, in connection with the Cablevision Acquisition, the Company issued notes payable to affiliates and related parties aggregating $1,750,000, of which $875,000 bore interest at 10.75% and matured on December 20, 2023 and $875,000 bore interest at 11% and matured on December 20, 2024.
As discussed in Note 1, in connection with the Company's IPO, the Company converted the notes payable to affiliates and related parties (together with accrued and unpaid interest of $529 and applicable premium of $513,723) into shares of the Company’s common stock at the IPO price. The premium was recorded as a loss on extinguishment of debt on the Company's statement of operations for the year ended December 31, 2017. In connection with the conversion of the notes, the Company recorded a credit to paid in capital of $2,264,252.
For the year ended December 31, 2017 and 2016, the Company recognized interest expense of $90,405 and $102,557 related to these notes prior to their conversion.
Summary of Debt Maturities
The future maturities of debt payable by the Company under its various debt obligations outstanding as of December 31, 2017, including notes payable, collateralized indebtedness (see Note 10), and capital leases, are as follows:

Years Ending December 31,	Cablevision	Cequel	Total
2018	$1,619,094	$16,518	$1,635,612
2019	565,604	18,310	583,914
2020	552,902	1,062,713	1,615,615
2021	2,921,269	1,262,723	4,183,992
2022	680,700	12,734	693,434
Thereafter	9,380,513	4,416,270	13,796,783

The amounts in the table above do not include the effects of the debt transactions discussed in Note 20.

Cablevision Systems Corporation And Subsidiaries
Debt Instrument [Line Items]
DEBT
DEBT
Restricted Group Credit Facility
Prior to the Merger, CSC Holdings and certain of its subsidiaries (the "Restricted Subsidiaries") had a credit agreement (the "Previous Credit Facility") that provided for (1) a revolving credit facility of $1,500,000, (2) a Term A facility of $958,510, and (3) a Term B facility of $1,200,000.
Loans under the Previous Credit Facility bore interest as follows:

•
Revolving credit loans and Term A loans, either (i) the Eurodollar rate (as defined) plus a spread ranging from 1.50% to 2.25% based on the cash flow ratio (as defined), or (ii) the base rate (as defined) plus a spread ranging from 0.50% to 1.25% based on the cash flow ratio;

•	Term B loans, either (i) the Eurodollar rate plus a spread of 2.50% or (ii) the base rate plus a spread of 1.50%.
There was a commitment fee of 0.30% on undrawn amounts under the revolving credit facility in connection with the Previous Credit Facility.
Repayment of Restricted Group Credit Facility Debt
In April 2015, CSC Holdings made a repayment of $200,000 on its outstanding Term B loan facility with cash on hand. In connection with the repayment, the Company recognized a loss on extinguishment of debt of $731 and wrote-off unamortized deferred financing costs related to this loan facility of $1,004 for the year ended December 31, 2015.
On June 21, 2016, in connection with the Merger, the Previous Credit Facility was repaid.
Newsday LLC Credit Facility
Newsday LLC ("Newsday") had a senior secured credit agreement (the "Newsday Credit Agreement"), which consisted of a $480,000 floating rate term loan.  Interest under the Newsday Credit Agreement was calculated, at the election of Newsday, at either the Eurodollar rate or the base rate, plus 3.50% or 2.50%, respectively, as specified in the Newsday Credit Agreement.  Borrowings under the Newsday Credit Agreement were guaranteed by CSC Holdings on a senior unsecured basis and certain of its subsidiaries that own interests in Newsday on a senior secured basis.  The Newsday Credit Agreement was secured by a lien on the assets of Newsday and Cablevision senior notes with an aggregate principal amount of $611,455 owned by Newsday Holdings.
On June 21, 2016, in connection with the Merger, Newsday LLC repaid its outstanding indebtedness under the Newsday Credit Agreement.
The following table provides details of the Company's outstanding credit facility debt (net of unamortized financing costs and unamortized discounts):

	Maturity Date	Interest Rate	Principal	December 31, 2015 (a)
Restricted Group:
Term A loan facility (b)	April 17, 2018	2.17%	$886,621	$885,105
Term B loan facility (b)	April 17, 2020	2.92%	1,159,031	1,150,227
Restricted Group Credit Facilities debt				$2,035,332

(a)	The unamortized discounts and deferred financing costs amounted to $11,200 at December 31, 2015.

(b)	In connection with the Merger, the Company repaid the then outstanding Term A and Term B loan facilities (see discussion above).
Senior Notes and Debentures
The following table summarizes the Company's senior notes and debentures as of December 31, 2015:

			Interest	Principal	Carrying
Issuer	Date Issued	Maturity Date	Rate	Amount	Amount (c)
CSC Holdings (a)	February 6, 1998	February 15, 2018	7.875%	$300,000	$299,091
CSC Holdings (a)	July 21, 1998	July 15, 2018	7.625%	500,000	498,942
CSC Holdings (b)	February 12, 2009	February 15, 2019	8.625%	526,000	511,079
CSC Holdings (b)	November 15, 2011	November 15, 2021	6.750%	1,000,000	985,640
CSC Holdings (b)	May 23, 2014	June 1, 2024	5.250%	750,000	737,500
Cablevision (b)	September 23, 2009	September 15, 2017	8.625%	900,000	891,238
Cablevision (b)	April 15, 2010	April 15, 2018	7.750%	750,000	744,402
Cablevision (b)	April 15, 2010	April 15, 2020	8.000%	500,000	494,410
Cablevision (b)	September 27, 2012	September 15, 2022	5.875%	649,024	638,709
Total					$5,801,011

(a)	The debentures are not redeemable by the Company prior to maturity.

(b)	The Company may redeem some or all of the notes at any time at a specified "make-whole" price plus accrued and unpaid interest to the redemption date.

(c)	The carrying amount of the notes is net of the unamortized deferred financing costs and/or discounts/premiums.
The table above excludes (i) the principal amount of Cablevision 7.75% senior notes due 2018 of $345,238 and the principal amount of Cablevision 8.00% senior notes due 2020 of $266,217 held by Newsday at December 31, 2015 which are eliminated in the consolidated balance sheets of Cablevision.
Debt Transaction Subsequent to Merger
In connection with the Merger, in October 2015, Finco borrowed an aggregate principal amount of $3,800,000 under the Term Credit Facility and entered into revolving loan commitments in an aggregate principal amount of $2,000,000. The Term Credit Facility was to mature on October 9, 2022 and the Revolving Credit Facility was to mature on October 9, 2020 (see discussion below regarding the extension amendments). In addition, on June 21, 2016 and July 21, 2016, the Company entered into incremental loan assumption agreements whereby the Revolving Credit Facility was increased by $70,000 and $35,000, respectively, to $2,105,000.

Finco also issued $1,800,000 aggregate principal amount of the 2023 Notes, $2,000,000 aggregate principal amount of the 2025 Notes, and $1,000,000 aggregate principal amount of the 2025 Guaranteed Notes.

On June 21, 2016, immediately following the Merger, Finco merged with and into CSC Holdings, with CSC Holdings surviving the merger (the "CSC Holdings Merger"), and the Merger Notes and the Credit Facilities became obligations of CSC Holdings. The 2025 Guaranteed Notes are guaranteed on a senior basis by each restricted subsidiary of CSC Holdings (other than CSC TKR, LLC and its subsidiaries, which own and operate the New Jersey cable television systems, Cablevision Lightpath, Inc. and any subsidiaries of CSC Holdings that are "Excluded Subsidiaries" under the indenture governing the 2025 Guaranteed Notes) (such subsidiaries, the "Initial Guarantors") and the obligations under the Credit Facilities are (i) guaranteed on a senior basis by each Initial Guarantor and (ii) secured on a first priority basis by capital stock held by CSC Holdings and the guarantors in certain subsidiaries of CSC Holdings, subject to certain exclusions and limitations.

Altice used the proceeds from the Term Credit Facility and the Merger Notes, together with an equity contribution from Altice and its Co-Investors and existing cash at Cablevision, to (a) finance the Merger, (b) refinance the credit agreement, dated as of April 17, 2013 (the "Previous Credit Facility"), among CSC Holdings, certain subsidiaries of CSC Holdings and the lenders party thereto ($2,030,699 outstanding at Merger Date), (c) repay the senior secured credit agreement, dated as of October 12, 2012, among Newsday LLC, CSC Holdings, and the lenders party thereto (the "Previous Newsday Credit Facility") of $480,000 at Merger Debt, and (d) pay related fees and expenses.

The Credit Facilities permit CSC Holdings to request revolving loans, swing line loans or letters of credit from the revolving lenders, swingline lenders or issuing banks, as applicable, thereunder, from time to time prior to October 9, 2020, unless the commitments under the Revolving Credit Facility have been previously terminated.

Loans comprising each Eurodollar Borrowing or ABR Borrowing, as applicable, bear interest at a rate per annum equal to the Adjusted LIBO Rate or the Alternate Base Rate, as applicable, plus the Applicable Margin, where the Applicable Margin means: in respect of revolving credit loans with respect to any Eurodollar Loan, 3.25% per annum and (ii) with respect to any ABR Loan, 2.25% per annum.

On September 9, 2016, CSC Holdings entered into an amendment (the "Extension Amendment") to the Credit Facilities and the incremental loan assumption agreements dated June 21, 2016 and July 21, 2016 between CSC Holdings and certain lenders party thereto (the "Extending Lenders") pursuant to which each Extending Lender agreed to extend the maturity of its Term Credit Facility under the Credit Facilities to October 11, 2024 and to certain other amendments to the Credit Facilities. In October 2016, CSC Holdings used the net proceeds from the sale of $1,310,000 aggregate principal amount of 5.5% senior guaranteed notes due 2027 (the "2027 Guaranteed Notes") (after the deduction of fees and expenses) to prepay outstanding loans under the Term Credit Facility that were not extended pursuant to the Extension Amendment. The total aggregate principal amount of the Term Credit Facility, after giving effect to the use of proceeds of the 2027 Guaranteed Notes, is $2,500,000 (the "Extended Term Loan"). The Extended Term Loan was effective on October 11, 2016. In connection with the prepayment of the Term Credit Facility, the Company wrote-off the deferred financing costs and the unamortized discount related to the existing term loan aggregating $102,894. Additionally, the
Company recorded deferred financing costs and an original issue discount of $7,249 and $6,250, respectively, which are both being amortized to interest expense over the term of the Extended Term Loan.

On December 9, 2016, the Credit Facilities were amended to increase the availability under the Revolving Credit Facility from $2,105,000 to $2,300,000 and extend the maturity on $2,280,000 of this facility to November 30, 2021. The remaining $20,000 will mature on October 9, 2020. The Credit Facilities require CSC Holdings to prepay outstanding term loans, subject to certain exceptions and deductions, with (i) 100%of the net cash proceeds of certain asset sales, subject to reinvestment rights and certain other exceptions, and (ii) commencing with the first full fiscal year after the consummation of the Merger, a ratable share (based on the outstanding principal amount of the Extended Term Loan divided by the sum of the outstanding principal amount of all pari passu indebtedness and the Extended Term Loan) of 50% of the annual excess cash flow of CSC Holdings and its restricted subsidiaries, which will be reduced to 0% if the Consolidated Net Senior Secured Leverage Ratio of CSC Holdings is less than or equal to 4.5 to 1.

Under the Term Credit Facility, CSC Holdings was required to make and made scheduled quarterly payment of $9,500 beginning with the fiscal quarter ending September 30, 2016. Under the Extended Term Loan, CSC Holdings is required to make scheduled quarterly payments equal to 0.25% of the principal amount of the Extended Term Loan, with the remaining balance scheduled to be paid on October 11, 2024, beginning with the fiscal quarter ending March 31, 2017.

Interest will be calculated under the Extended Term Loan subject to a "floor" applicable to the Adjusted LIBO Rate of 0.75% per annum, and the Applicable Margin is (1) with respect to any ABR Loan, 2.00% per annum and (2) with respect to any Eurodollar Loan, 3.00% per annum. If the Adjusted LIBO Rate for the Extended Term Loan is less than 0.75% for any given period, the interest rate is fixed at 3.75% per annum.

The Credit Facilities include negative covenants that are substantially similar to the negative covenants contained in the indentures under which the Merger Notes were issued (see discussion below). The Credit Facilities include one financial maintenance covenant (solely for the benefit of the Revolving Credit Facility), consisting of a maximum Consolidated Net Senior Secured Leverage Ratio of 5.0 to 1, which will be tested on the last day of any fiscal quarter but only if on such day there are outstanding borrowings under the Revolving Credit Facility (including swingline loans but excluding any cash collateralized letters of credit and undrawn letters of credit not to exceed $15,000). The Credit Facilities also contain certain customary representations and warranties, affirmative covenants and events of default (including, among others, an event of default upon a change of control). If an event of default occurs, the obligations under the Credit Facilities may be accelerated.

Total amounts payable by the Company under its various debt obligations outstanding, including the debt transaction subsequent to the merger discussed above and including notes payable, collateralized indebtedness, and capital leases, during the periods shown below, are as follows:

Years Ending December 31,
2017	$1,719,180
2018	2,103,441
2019	557,348
2020	526,340
2021	1,200,256
Thereafter	9,884,024